Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

(In thousands)	December 31, 2022	December 31, 2023
Hardware devices	532	2,049
Others	206	420
Less: Impairment	(281)	(250)
Total	457	2,219